UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22758

Registrant Name:	PIMCO Dynamic Credit Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2015

Item 1. Schedule of Investments

Consolidated Schedule of Investments

PIMCO Dynamic Credit Income Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 166.7%
BANK LOAN OBLIGATIONS 5.0%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		$71,072	$70,954
Essar Steel Algoma, Inc.
7.500% - 8.750% due 08/09/2019		3,523	2,813
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		13,287	10,929
Getty Images, Inc.
4.750% due 10/18/2019		10,672	6,995
iHeartCommunications, Inc.
6.944% due 01/30/2019		24,775	20,625
Maxim Crane Works LP
10.250% due 11/26/2018		10,000	9,962
OGX
TBD% - 13.000% due 04/10/2049		2,107	2,461
Sabine Oil & Gas LLC
TBD% due 12/31/2018 ^		7,800	1,462
Sequa Corp.
5.250% due 06/19/2017		25,105	21,358

Total Bank Loan Obligations (Cost $166,199)			147,559

CORPORATE BONDS & NOTES 40.6%
BANKING & FINANCE 15.2%
AGFC Capital Trust
6.000% due 01/15/2067 (i)		20,300	15,530
Banco do Brasil S.A.
6.250% due 04/15/2024 (f)(i)		7,760	3,725
9.000% due 06/18/2024 (f)(i)		12,000	7,105
9.250% due 04/15/2023 (f)		2,000	1,215
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	16,900	20,300
Barclays Bank PLC
2.010% due 12/21/2020	MXN	7,500	441
14.000% due 06/15/2019 (f)(i)	GBP	8,530	16,630
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$102,524	93,729
Cantor Fitzgerald LP
7.875% due 10/15/2019 (i)		14,075	15,492
ERB Hellas PLC
4.250% due 06/26/2018	EUR	5,050	2,144
Exeter Finance Corp.
9.750% due 05/20/2019		$21,900	21,956
Jefferies Finance LLC
7.375% due 04/01/2020 (i)		4,250	4,117
7.500% due 04/15/2021 (i)		18,061	16,955
Jefferies LoanCore LLC
6.875% due 06/01/2020		2,000	1,920
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (g)		39,911	36,075
LBG Capital PLC
15.000% due 12/21/2019 (i)	GBP	1,100	2,338
Legg Mason PT
7.130% due 01/10/2021		$12,471	13,187
8.600% due 08/10/2021		7,976	8,580
Millennium Offshore Services Superholdings LLC
9.500% due 02/15/2018 (i)		20,000	17,254
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	700	724
Novo Banco S.A.
5.000% due 05/21/2019 (i)		1,500	1,588
5.875% due 11/09/2015		2,000	2,235
Pinnacol Assurance
8.625% due 06/25/2034 (g)		$23,200	24,461
Rio Oil Finance Trust
6.250% due 07/06/2024 (i)		7,253	4,660
6.750% due 01/06/2027 (i)		3,000	1,863
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		900	900
8.000% due 08/10/2025 (f)		300	303
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019 (i)	EUR	3,600	3,943
5.717% due 06/16/2021 (i)		$1,500	1,508
6.125% due 02/07/2022		8,300	8,459
6.125% due 02/07/2022 (i)		59,200	60,335

Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (c)(i)		2,500	2,559
TIG FinCo PLC
8.500% due 03/02/2020 (i)	GBP	3,318	5,244
8.750% due 04/02/2020 (i)		18,718	26,122
Vnesheconombank Via VEB Finance PLC
3.035% due 02/21/2018	EUR	500	538
6.025% due 07/05/2022		$200	190
6.902% due 07/09/2020 (i)		5,800	5,852

			450,177

INDUSTRIALS 17.0%
Altice Luxembourg S.A.
7.250% due 05/15/2022 (i)	EUR	6,627	7,007
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (c)(i)		$11,483	11,411
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(i)		28,642	20,443
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(i)		71,967	59,373
9.000% due 02/15/2020 ^		4,518	3,726
11.250% due 06/01/2017 ^		5,000	4,025
Chesapeake Energy Corp.
3.539% due 04/15/2019 (i)		480	342
Crimson Merger Sub, Inc.
6.625% due 05/15/2022 (i)		7,905	6,818
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (i)		11,500	10,465
Enterprise Inns PLC
6.500% due 12/06/2018 (i)	GBP	742	1,190
6.875% due 02/15/2021 (i)		2,360	3,695
6.875% due 05/09/2025 (i)		2,210	3,435
Forbes Energy Services Ltd.
9.000% due 06/15/2019 (i)		$8,140	5,271
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	6,400	6,061
iHeartCommunications, Inc.
9.000% due 03/01/2021 (i)		$36,570	30,627
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (i)		40,120	36,309
Millar Western Forest Products Ltd.
8.500% due 04/01/2021 (i)		18,266	13,426
Numericable SFR S.A.S.
4.875% due 05/15/2019 (i)		19,945	19,347
5.625% due 05/15/2024 (i)	EUR	8,600	9,554
Numericable-SFR S.A.S.
6.000% due 05/15/2022 (i)		$3,900	3,768
OGX Austria GmbH
8.375% due 04/01/2022 ^		6,000	0
8.500% due 06/01/2018 ^		48,450	5
Perstorp Holding AB
8.750% due 05/15/2017 (i)		48,804	50,268
Petroleos de Venezuela S.A.
6.000% due 11/15/2026 (i)		1,070	345
Russian Railways via RZD Capital PLC
3.374% due 05/20/2021 (i)	EUR	1,300	1,272
7.487% due 03/25/2031	GBP	100	134
Schaeffler Finance BV
4.250% due 05/15/2018 (i)	EUR	4,000	4,566
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (c)(i)		5,400	6,254
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (c)(i)		$5,250	5,427
Sequa Corp.
7.000% due 12/15/2017 (i)		24,447	12,712
Soho House Bond Ltd.
9.125% due 10/01/2018 (i)	GBP	15,350	24,033
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (i)		$60,430	61,865
Spirit Issuer PLC
3.287% due 12/28/2031 (i)	GBP	1,100	1,622
5.472% due 12/28/2034 (i)		8,007	12,355
Tembec Industries, Inc.
9.000% due 12/15/2019 (i)		$14,600	11,023
UCP, Inc.
8.500% due 10/21/2017		23,300	23,417
Unique Pub Finance Co. PLC
7.395% due 03/28/2024 (i)	GBP	3,700	5,760
Westmoreland Coal Co.
8.750% due 01/01/2022 (i)		$32,972	27,119

			504,470

UTILITIES 8.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018 (i)		3,600	3,947
8.700% due 08/07/2018		200	219
Frontier Communications Corp.
8.875% due 09/15/2020 (i)		2,240	2,201
10.500% due 09/15/2022 (i)		3,670	3,578
11.000% due 09/15/2025 (i)		3,670	3,560
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (i)		5,000	4,338
6.000% due 11/27/2023 (i)		35,000	32,469
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		1,500	1,371
5.999% due 01/23/2021 (i)		2,525	2,489
6.510% due 03/07/2022		400	397
6.510% due 03/07/2022 (i)		970	962
6.605% due 02/13/2018 (i)	EUR	900	1,053
7.288% due 08/16/2037		$488	469
7.288% due 08/16/2037 (i)		900	865
8.625% due 04/28/2034 (i)		2,725	2,976
9.250% due 04/23/2019 (i)		4,700	5,206
Genesis Energy LP
5.625% due 06/15/2024 (i)		8,900	7,699
5.750% due 02/15/2021 (i)		500	458
Illinois Power Generating Co.
6.300% due 04/01/2020 (i)		34,047	28,770
7.950% due 06/01/2032 (i)		31,789	27,497
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 (i)		4,018	1,457
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		841	219
6.750% due 10/01/2023 (i)		25,588	6,998
Petrobras Global Finance BV
2.694% due 03/17/2017 (i)		400	345
3.214% due 03/17/2020 (i)		5,000	3,438
3.250% due 04/01/2019	EUR	200	164
4.375% due 05/20/2023 (i)		$400	262
5.375% due 10/01/2029 (i)	GBP	2,320	2,153
5.750% due 01/20/2020 (i)		$10,615	7,988
6.250% due 03/17/2024		190	139
6.250% due 12/14/2026 (i)	GBP	6,398	6,192
6.625% due 01/16/2034 (i)		11,017	10,451
7.875% due 03/15/2019 (i)		$34,521	28,469
Rosneft Oil Co. Via Rosneft International Finance Ltd.
4.199% due 03/06/2022		500	427
Sierra Hamilton LLC
12.250% due 12/15/2018 (i)		30,000	19,800
Sprint Corp.
7.125% due 06/15/2024 (i)		22,613	17,459
7.875% due 09/15/2023 (i)		8,746	7,101
Yellowstone Energy LP
5.750% due 12/31/2026		4,542	4,651

			248,237

Total Corporate Bonds & Notes (Cost $1,395,587)			1,202,884

MUNICIPAL BONDS & NOTES 0.8%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		950	973
7.750% due 01/01/2042		1,690	1,694

			2,667

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,600	1,600

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2005
6.500% due 09/01/2036		6,835	7,397

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		14,600	12,765

Total Municipal Bonds & Notes (Cost $23,458)			24,429

U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
3.000% due 01/25/2042 - 01/25/2043 (a)(i)	29,201	2,877
3.500% due 08/25/2032 (a)(i)	3,910	516
5.806% due 08/25/2038 (a)(i)	2,357	361
5.956% due 02/25/2043 (a)(i)	8,042	1,422
6.446% due 12/25/2036 (a)(i)	6,411	1,267
6.456% due 04/25/2037 (a)(i)	11,531	1,399
8.648% due 10/25/2042 (i)	2,795	3,290
Freddie Mac
2.500% due 11/15/2027 (a)(i)	31,436	2,755
3.500% due 08/15/2042 (a)(i)	7,711	1,254
4.000% due 03/15/2027 (a)(i)	2,133	226
5.993% due 09/15/2042 (a)(i)	2,697	448
6.293% due 12/15/2034 (a)(i)	3,840	360
10.944% due 03/25/2025	7,350	8,648
Ginnie Mae
3.500% due 06/20/2042 (a)(i)	2,344	238
4.000% due 09/20/2042 (a)(i)	3,680	615
5.904% due 08/20/2042 (a)(i)	5,030	1,085
6.034% due 12/20/2040 (a)(i)	4,793	913
6.491% due 08/16/2039 (a)(i)	6,190	900

Total U.S. Government Agencies (Cost $27,106)		28,574

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017 (i)(k)(m)	16,200	16,185

Total U.S. Treasury Obligations (Cost $16,197)		16,185

MORTGAGE-BACKED SECURITIES 41.9%
Adjustable Rate Mortgage Trust
0.324% due 03/25/2036	8,720	5,982
3.221% due 03/25/2037 (i)	6,730	5,400
4.776% due 11/25/2037 ^(i)	1,867	1,401
American Home Mortgage Assets Trust
6.250% due 06/25/2037	648	447
American Home Mortgage Investment Trust
6.100% due 01/25/2037	5,994	3,289
ASG Resecuritization Trust
6.000% due 06/28/2037	52,224	40,070
Banc of America Alternative Loan Trust
6.000% due 07/25/2035 ^	247	238
6.000% due 11/25/2035 ^(i)	1,738	1,641
6.000% due 04/25/2036	2,460	1,905
6.000% due 07/25/2046 ^	2,794	2,316
6.500% due 02/25/2036 ^	4,959	4,417
16.513% due 09/25/2035 ^	740	927
Banc of America Funding Trust
0.409% due 04/25/2037 ^	3,709	2,674
2.589% due 09/20/2046	4,949	4,144
2.853% due 04/20/2035 ^	6,320	4,666
2.985% due 09/20/2037	1,693	1,152
2.985% due 09/20/2047 ^	969	728
5.768% due 08/26/2036	7,143	5,180
6.000% due 10/25/2037 ^	9,008	6,923
Banc of America Mortgage Trust
5.750% due 10/25/2036 ^	3,650	3,067
5.750% due 05/25/2037 ^	2,473	1,903
6.000% due 10/25/2036 ^	443	377
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.582% due 07/10/2042	3,000	3,046
BCAP LLC Trust
0.369% due 09/26/2035	4,158	4,125
0.379% due 05/26/2036	6,679	3,454
0.429% due 02/26/2037	19,447	11,557
0.699% due 05/26/2035	7,538	4,386
2.689% due 07/26/2036	8,623	7,709
2.700% due 05/26/2037	11,463	9,718
2.769% due 03/26/2037	4,418	3,554
4.463% due 03/27/2037	9,014	6,108
4.847% due 07/26/2036	2,005	1,638
5.500% due 12/26/2035	15,263	11,150
6.984% due 10/26/2037	4,686	4,446
9.132% due 06/26/2037	7,888	7,526
9.816% due 11/26/2035	2,619	2,444
11.428% due 07/26/2036	871	906
16.133% due 01/26/2036	14,138	4,396
Bear Stearns Adjustable Rate Mortgage Trust
2.492% due 02/25/2036 ^	2,329	1,960

Bear Stearns ALT-A Trust
0.534% due 08/25/2036 (i)		51,089	39,315
0.694% due 01/25/2036 ^		5,779	4,858
2.379% due 03/25/2036		4,038	2,807
2.521% due 05/25/2036 ^		2,179	1,513
2.757% due 04/25/2037 (i)		10,512	7,928
2.772% due 12/25/2046 ^		9,682	6,967
2.782% due 08/25/2046		7,498	5,662
2.851% due 09/25/2035 ^		8,100	6,147
6.197% due 07/25/2036		70,726	38,348
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036		5,834	5,543
Citigroup Mortgage Loan Trust, Inc.
2.464% due 08/25/2037		6,586	4,749
2.573% due 07/25/2036 ^		5,625	3,643
2.622% due 07/25/2046 ^		1,621	1,421
2.862% due 03/25/2037 ^		4,581	3,649
5.353% due 04/25/2037 ^		1,540	1,357
5.500% due 12/25/2035		4,479	3,553
6.500% due 09/25/2036		1,855	1,392
Countrywide Alternative Loan Resecuritization Trust
2.562% due 03/25/2047		5,911	5,556
Countrywide Alternative Loan Trust
0.374% due 05/25/2036 (i)		37,434	32,202
0.404% due 08/25/2047 ^		2,979	2,537
0.406% due 03/20/2047		522	408
0.411% due 12/20/2046 (i)		97,210	72,705
0.424% due 03/25/2036 (i)		35,463	32,293
0.426% due 05/20/2046 ^(i)		36,458	28,065
0.454% due 07/25/2036 (i)		11,266	8,809
0.496% due 11/20/2035 (i)		426	356
0.894% due 10/25/2035 ^(i)		1,992	1,594
5.325% due 05/25/2036 (i)		14,029	12,048
5.500% due 11/25/2035 (i)		3,836	3,097
5.500% due 02/25/2036 ^		2,961	2,737
5.500% due 02/25/2036		3,201	2,901
5.500% due 05/25/2036 ^(i)		3,389	3,198
5.500% due 05/25/2037		2,950	2,466
6.000% due 03/25/2035 ^		755	622
6.000% due 02/25/2036 (i)		33,077	28,274
6.000% due 04/25/2036 (i)		1,127	980
6.000% due 01/25/2037 ^		2,386	2,215
6.000% due 02/25/2037 ^		974	761
6.000% due 02/25/2037 ^(i)		988	782
6.000% due 02/25/2037 (i)		8,138	7,268
6.000% due 04/25/2037 (i)		13,919	12,061
6.000% due 04/25/2037 ^		9,986	7,879
6.000% due 08/25/2037		5,224	4,382
6.000% due 08/25/2037 (i)		14,205	11,915
6.250% due 12/25/2036 ^(i)		1,096	898
6.500% due 09/25/2037 ^		27	21
19.267% due 07/25/2035		237	323
Countrywide Asset-Backed Certificates
0.434% due 04/25/2036 (i)		1,147	1,013
Countrywide Home Loan Mortgage Pass-Through Trust
2.064% due 03/25/2046 (i)		43,588	34,420
2.400% due 03/20/2036 (i)		7,324	8,094
4.837% due 05/20/2036 ^		5,576	4,762
6.000% due 01/25/2038 ^(i)		7,369	6,659
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		593	465
Credit Suisse Mortgage Capital Certificates
2.280% due 12/29/2037		5,394	3,087
2.294% due 10/26/2036		22,607	16,196
2.727% due 04/28/2037		7,496	5,272
5.750% due 05/26/2037		32,140	28,823
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		4,347	3,420
6.500% due 05/25/2036 ^		4,570	3,526
6.750% due 08/25/2036 ^		4,932	3,989
Debussy PLC
5.930% due 07/12/2025 (i)	GBP	55,000	83,787
8.250% due 07/12/2025		10,000	12,178
Deutsche ALT-A Securities, Inc.
0.494% due 04/25/2037		$12,881	7,247
5.500% due 12/25/2035 ^		1,321	1,156
Epic Drummond Ltd.
0.171% due 01/25/2022	EUR	70,695	70,582
First Horizon Alternative Mortgage Securities Trust
0.000% due 02/25/2020 (b)(e)		$37	33
0.000% due 05/25/2020 (b)(e)		42	36
0.000% due 06/25/2020 (b)(e)		27	26
0.000% due 03/25/2035 (b)(e)		198	139
Greenwich Capital Commercial Funding Corp.
6.238% due 06/10/2036		2,850	2,898

GSC Capital Corp. Mortgage Trust
0.374% due 05/25/2036 ^	5,355	4,164
HarborView Mortgage Loan Trust
2.509% due 06/19/2045 ^	1,767	1,132
4.358% due 06/19/2036 ^	1,304	904
HomeBanc Mortgage Trust
2.287% due 04/25/2037 ^	7,870	4,904
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^	12,571	10,944
Impac Secured Assets Trust
0.364% due 01/25/2037 (i)	9,780	8,594
IndyMac Mortgage Loan Trust
0.374% due 02/25/2037	2,261	1,587
0.404% due 11/25/2036	419	359
2.976% due 06/25/2036	1,914	1,567
3.480% due 11/25/2035 ^	8,188	6,948
Jefferies Resecuritization Trust
6.000% due 12/26/2036	4,549	1,955
JPMorgan Alternative Loan Trust
0.698% due 06/27/2037	23,686	19,528
2.628% due 05/25/2036 ^	1,586	1,304
3.064% due 11/25/2036 ^	1,855	1,651
6.000% due 12/25/2035 ^	1,896	1,824
JPMorgan Chase Commercial Mortgage Securities Trust
5.963% due 06/12/2041 (i)	10,975	11,089
JPMorgan Resecuritization Trust
2.690% due 03/21/2037	8,898	7,499
5.963% due 04/26/2036	7,311	4,332
6.000% due 09/26/2036	3,568	2,446
Lavender Trust
6.250% due 10/26/2036	5,174	3,892
Lehman Mortgage Trust
6.000% due 01/25/2038 ^	6,849	6,835
Lehman XS Trust
1.094% due 08/25/2047	944	651
MASTR Alternative Loan Trust
0.894% due 02/25/2036	2,890	1,987
Merrill Lynch Alternative Note Asset Trust
6.000% due 05/25/2037 ^	5,490	4,835
Merrill Lynch Mortgage Investors Trust
2.656% due 03/25/2036 ^	16,809	11,332
Morgan Stanley Mortgage Loan Trust
0.364% due 05/25/2036	242	121
2.787% due 05/25/2036 ^	3,872	2,821
3.202% due 11/25/2037	3,800	3,058
5.962% due 06/25/2036	2,149	1,175
Morgan Stanley Re-REMIC Trust
0.527% due 02/26/2037	8,241	5,586
0.535% due 03/26/2037	4,960	3,670
PHH Alternative Mortgage Trust
0.000% due 02/25/2037 ^(b)(e)	13	9
RBSSP Resecuritization Trust
2.971% due 09/26/2035	8,142	5,197
5.500% due 05/26/2036	5,189	4,368
9.503% due 06/26/2037	954	568
Residential Accredit Loans, Inc. Trust
0.344% due 02/25/2037 (i)	1,124	913
6.000% due 12/25/2035 ^	5,063	4,460
6.000% due 05/25/2036 ^	6,921	6,017
6.000% due 06/25/2036 ^	2,543	2,113
6.000% due 11/25/2036 ^	5,794	4,784
6.000% due 03/25/2037 ^	4,690	4,057
6.250% due 02/25/2037 ^	7,666	6,281
6.500% due 09/25/2037 ^	1,973	1,529
Residential Asset Mortgage Products Trust
8.000% due 05/25/2032	1,302	1,171
Residential Asset Securitization Trust
6.000% due 02/25/2036	1,161	926
6.000% due 05/25/2036	1,922	1,746
6.000% due 02/25/2037 ^	337	259
6.000% due 03/25/2037 ^	4,232	3,070
6.250% due 10/25/2036 ^	207	174
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^	1,817	1,652
Sequoia Mortgage Trust
1.056% due 02/20/2034	1,055	992
1.970% due 09/20/2032	1,105	1,065
5.973% due 06/20/2037 ^(i)	22,682	20,641
Structured Adjustable Rate Mortgage Loan Trust
2.693% due 04/25/2036 ^	1,992	1,787
Structured Asset Mortgage Investments Trust
0.404% due 05/25/2046	51	41
1.594% due 02/25/2036	15,004	13,205
Structured Asset Securities Corp. Trust
5.500% due 10/25/2035 ^	4,826	3,737

Suntrust Adjustable Rate Mortgage Loan Trust
6.005% due 02/25/2037 ^		9,801	8,292
Theatre Hospitals No. 1 PLC
3.584% due 10/15/2031	GBP	27,992	39,698
Theatre Hospitals No. 2 PLC
3.584% due 10/15/2031		13,563	19,235
WaMu Mortgage Pass-Through Certificates Trust
2.159% due 07/25/2046		$477	432
2.374% due 08/25/2036 ^		4,352	3,798
Washington Mutual Mortgage Pass-Through Certificates Trust
0.434% due 01/25/2047 ^		3,352	2,511
1.169% due 06/25/2046		12,495	7,033
4.603% due 09/25/2036 ^		4,962	2,826
5.750% due 11/25/2035 ^		2,860	2,592
5.967% due 05/25/2036 ^(i)		11,838	8,887
Wells Fargo Mortgage Loan Trust
2.718% due 03/27/2037		8,443	6,303

Total Mortgage-Backed Securities (Cost $1,208,175)			1,244,046

ASSET-BACKED SECURITIES 68.4%
Aames Mortgage Investment Trust
1.184% due 07/25/2035 (i)		19,113	15,473
Accredited Mortgage Loan Trust
0.454% due 09/25/2036 (i)		2,200	1,869
0.794% due 07/25/2035		5,453	4,383
ACE Securities Corp. Home Equity Loan Trust
0.304% due 12/25/2036		23,502	9,570
0.494% due 02/25/2036 (i)		1,300	1,166
0.814% due 02/25/2036 ^		8,102	6,640
0.844% due 07/25/2035		2,900	2,452
0.924% due 07/25/2035		17,938	9,881
1.694% due 11/25/2034		1,626	1,440
Aegis Asset-Backed Securities Trust
0.624% due 12/25/2035 (i)		18,200	13,172
0.674% due 06/25/2035		12,094	8,859
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		2,514	2,682
Ameriquest Mortgage Securities Trust
0.534% due 04/25/2036 (i)		30,500	25,571
0.584% due 03/25/2036 (i)		20,042	17,302
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.644% due 01/25/2036 (i)		22,225	17,714
0.804% due 09/25/2035		7,000	4,483
0.894% due 04/25/2035 (i)		21,004	17,563
0.974% due 05/25/2034		2,868	2,651
1.259% due 11/25/2034 (i)		5,526	4,531
2.144% due 09/25/2032		1,148	931
4.773% due 05/25/2034 ^		2,745	2,338
Amortizing Residential Collateral Trust
1.319% due 08/25/2032		1,092	964
Anthracite CDO Ltd.
6.000% due 05/24/2037		3,334	3,417
Argent Securities Trust
0.284% due 07/25/2036		1,512	639
0.294% due 06/25/2036		887	326
0.314% due 04/25/2036		1,367	534
0.344% due 06/25/2036		1,253	463
0.344% due 09/25/2036		10,505	4,140
0.384% due 03/25/2036		7,813	3,896
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.424% due 01/25/2036		4,126	3,186
0.514% due 01/25/2036 (i)		21,281	16,530
0.574% due 02/25/2036 (i)		44,543	30,217
1.469% due 11/25/2034		9,031	6,800
Asset-Backed Funding Certificates Trust
0.744% due 07/25/2035		7,400	5,920
1.244% due 03/25/2034		1,657	1,335
Asset-Backed Securities Corp. Home Equity Loan Trust
3.207% due 08/15/2033		938	865
Bear Stearns Asset-Backed Securities Trust
1.394% due 07/25/2035 (i)		39,756	31,229
1.694% due 10/27/2032		798	735
2.069% due 12/25/2034		18,650	14,187
3.743% due 10/25/2036		898	784
6.000% due 12/25/2035 ^		1,111	965
Carrington Mortgage Loan Trust
0.274% due 10/25/2036		1,411	819
0.454% due 02/25/2037		8,300	5,971
0.614% due 02/25/2037		13,201	8,590
1.244% due 05/25/2035		4,400	3,340
Centex Home Equity Loan Trust
0.674% due 10/25/2035		9,213	8,180
CIFC Funding Ltd.
0.010% due 05/24/2026		3,390	2,595

Citigroup Mortgage Loan Trust, Inc.
0.334% due 01/25/2037 (i)	42,936	32,376
0.354% due 09/25/2036	28,970	21,232
0.394% due 05/25/2037 (i)	1,062	770
0.414% due 12/25/2036	6,338	3,648
0.594% due 03/25/2037 (i)	39,086	31,348
0.604% due 10/25/2035 (i)	8,200	7,564
5.531% due 05/25/2036 ^	3,982	2,670
Countrywide Asset-Backed Certificates
0.324% due 12/25/2036 ^(i)	45,734	40,613
0.334% due 06/25/2037 (i)	37,110	28,665
0.334% due 07/25/2037 ^(i)	22,198	18,834
0.334% due 05/25/2047 (i)	100,653	78,925
0.334% due 06/25/2047 ^(i)	69,116	54,185
0.344% due 04/25/2047	4,266	3,699
0.344% due 06/25/2047 (i)	39,063	34,398
0.354% due 05/25/2036 (i)	19,243	19,307
0.354% due 03/25/2037 (i)	20,885	19,502
0.364% due 03/25/2037 (i)	13,843	14,130
0.364% due 05/25/2037 (i)	3,098	2,798
0.414% due 05/25/2037	25,000	16,138
0.414% due 08/25/2037	26,000	16,065
0.414% due 05/25/2047	17,951	12,069
0.414% due 06/25/2047	18,815	10,654
0.424% due 04/25/2047	35,000	18,537
0.424% due 10/25/2047 (i)	48,761	43,225
0.434% due 03/25/2036	55,843	50,345
0.474% due 01/25/2045	7,700	6,211
0.484% due 10/25/2047	59,229	35,885
0.634% due 04/25/2036 (i)	10,000	8,209
0.644% due 03/25/2047 ^	2,628	1,958
0.944% due 03/25/2034 (i)	1,058	1,017
1.694% due 02/25/2035	4,300	3,769
5.089% due 10/25/2046 ^	364	346
Countrywide Asset-Backed Certificates Trust
0.344% due 03/25/2047 (i)	26,761	24,082
0.654% due 05/25/2036	7,400	6,416
0.824% due 08/25/2035	7,400	6,683
0.834% due 10/25/2035	7,200	6,266
0.844% due 07/25/2035	4,500	4,098
0.924% due 07/25/2035	6,900	5,904
0.994% due 08/25/2047	34,100	29,390
1.094% due 04/25/2035 (i)	10,753	9,369
1.094% due 04/25/2035	3,400	2,731
1.919% due 11/25/2034 (i)	17,853	15,024
Credit-Based Asset Servicing and Securitization LLC
0.824% due 07/25/2035	3,000	2,086
Encore Credit Receivables Trust
0.884% due 07/25/2035	513	453
Fieldstone Mortgage Investment Trust
0.364% due 07/25/2036	8,089	4,750
First Franklin Mortgage Loan Trust
0.434% due 04/25/2036	6,825	4,441
0.644% due 11/25/2036 (i)	27,273	23,252
1.094% due 01/25/2035	2,960	2,680
Fremont Home Loan Trust
0.344% due 01/25/2037	4,499	2,350
0.434% due 02/25/2037	1,853	1,064
0.684% due 07/25/2035	2,800	2,488
Gramercy Real Estate CDO Ltd.
0.855% due 07/25/2041	1,150	1,078
GSAA Trust
5.058% due 05/25/2035	5,158	4,915
GSAMP Trust
0.254% due 01/25/2037	4,882	2,936
0.284% due 01/25/2037	1,456	880
0.354% due 05/25/2046 (i)	1,219	1,099
0.394% due 11/25/2036	5,826	3,336
0.444% due 12/25/2036	6,106	3,496
0.464% due 04/25/2036	26,000	16,512
1.844% due 10/25/2034	967	905
2.744% due 10/25/2033	935	874
Home Equity Asset Trust
1.289% due 05/25/2035	3,800	3,344
1.394% due 07/25/2035	4,000	3,185
Home Equity Loan Trust
0.534% due 04/25/2037	8,000	5,054
HSI Asset Securitization Corp. Trust
0.304% due 12/25/2036	21,332	8,975
0.364% due 12/25/2036	18,513	7,824
0.384% due 01/25/2037 (i)	49,500	32,165
0.584% due 11/25/2035	5,830	4,115
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.354% due 11/25/2036	7,520	4,842
0.434% due 04/25/2037	5,033	3,148
0.634% due 03/25/2036	1,504	1,037

IXIS Real Estate Capital Trust
0.824% due 02/25/2036	7,414	6,601
1.169% due 09/25/2035 ^	5,457	3,488
JPMorgan Mortgage Acquisition Corp.
0.584% due 05/25/2035 (i)	5,000	4,068
JPMorgan Mortgage Acquisition Trust
0.344% due 07/25/2036	2,507	1,327
0.354% due 07/25/2036 ^	1,657	786
0.434% due 08/25/2036	2,947	2,411
0.444% due 07/25/2036 (i)	18,262	15,389
5.048% due 10/25/2036 ^(i)	17,981	14,261
5.048% due 10/25/2036 ^	5,394	4,300
5.048% due 11/25/2036	2,000	1,995
Lehman XS Trust
5.135% due 05/25/2037 ^(i)	18,047	14,130
Long Beach Mortgage Loan Trust
0.624% due 11/25/2035 (i)	20,000	17,315
0.844% due 09/25/2034	1,286	1,075
1.169% due 04/25/2035	32,000	27,220
MASTR Asset-Backed Securities Trust
0.364% due 10/25/2036	4,901	4,226
0.374% due 02/25/2036	10,936	6,307
0.434% due 06/25/2036	4,696	2,576
0.484% due 12/25/2035	9,099	8,187
0.554% due 12/25/2035	11,886	6,913
Merrill Lynch Mortgage Investors Trust
0.384% due 04/25/2047	779	444
Morgan Stanley ABS Capital, Inc. Trust
0.254% due 09/25/2036	4,606	2,327
0.264% due 10/25/2036	5	3
0.334% due 10/25/2036	12,124	7,179
0.344% due 06/25/2036 (i)	9,491	6,314
0.344% due 09/25/2036	9,253	4,761
0.344% due 11/25/2036	24,210	14,417
0.414% due 10/25/2036	5,843	3,501
0.839% due 09/25/2035	6,500	5,715
0.869% due 09/25/2035	17,232	12,758
2.144% due 05/25/2034	3,127	2,767
Morgan Stanley Capital, Inc. Trust
0.484% due 01/25/2036 (i)	26,055	23,641
New Century Home Equity Loan Trust
3.194% due 01/25/2033	812	722
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.524% due 10/25/2036 ^	5,760	2,368
Option One Mortgage Loan Trust
0.334% due 01/25/2037 (i)	14,162	8,314
0.414% due 01/25/2037	2,888	1,715
0.444% due 03/25/2037	849	499
0.524% due 04/25/2037	3,507	2,168
Option One Mortgage Loan Trust Asset-Backed Certificates
0.654% due 11/25/2035 (i)	13,200	9,841
Park Place Securities, Inc.
0.824% due 09/25/2035	5,000	3,070
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.684% due 08/25/2035	8,350	6,854
0.684% due 09/25/2035 (i)	10,713	8,723
0.744% due 07/25/2035 (i)	30,950	23,474
1.229% due 03/25/2035 ^	7,500	5,804
1.319% due 10/25/2034	10,000	8,358
1.439% due 01/25/2036 (i)	4,427	4,006
1.514% due 01/25/2036 ^	10,978	8,164
1.994% due 12/25/2034	9,329	7,911
Popular ABS Mortgage Pass-Through Trust
0.584% due 02/25/2036	7,000	5,862
0.884% due 06/25/2035	626	500
1.344% due 06/25/2035	683	506
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	3,282	1,818
Residential Asset Mortgage Products Trust
0.514% due 01/25/2036	14,303	11,113
0.574% due 01/25/2036	4,360	3,411
0.674% due 09/25/2035	6,494	5,859
0.914% due 02/25/2035	250	226
0.949% due 04/25/2034	5,817	5,291
1.069% due 04/25/2034	6,416	6,041
1.774% due 04/25/2034 ^	1,772	947
2.179% due 04/25/2034 ^	2,200	742
Residential Asset Securities Corp. Trust
0.324% due 11/25/2036 (i)	16,164	13,422
0.424% due 06/25/2036 (i)	41,332	31,523
0.434% due 09/25/2036 (i)	16,782	14,892
0.454% due 07/25/2036 (i)	17,800	14,066
0.474% due 04/25/2036	5,270	4,528
0.524% due 04/25/2036	17,500	14,055
0.534% due 05/25/2037 (i)	9,275	6,788
0.604% due 01/25/2036	3,200	2,840
1.319% due 02/25/2035	1,900	1,579

Saxon Asset Securities Trust
1.944% due 12/25/2037 (i)		59,704	52,876
Securitized Asset-Backed Receivables LLC Trust
0.334% due 07/25/2036 (i)		32,292	24,554
0.354% due 07/25/2036		3,397	1,679
0.434% due 07/25/2036		4,521	2,271
0.444% due 05/25/2036 (i)		20,205	11,762
0.464% due 03/25/2036 (i)		11,683	9,519
0.644% due 10/25/2035 (i)		13,000	10,005
Soundview Home Loan Trust
0.344% due 06/25/2037		4,436	2,718
0.354% due 11/25/2036 (i)		16,157	13,829
0.374% due 02/25/2037		9,242	3,932
0.454% due 02/25/2037		4,240	1,826
0.474% due 05/25/2036 (i)		14,465	11,613
0.544% due 03/25/2036		7,933	6,513
1.144% due 10/25/2037		10,218	7,243
1.294% due 09/25/2037		2,642	1,876
Specialty Underwriting & Residential Finance Trust
0.544% due 03/25/2037		767	420
1.169% due 12/25/2035		6,300	5,621
1.994% due 05/25/2035		2,927	2,678
4.350% due 02/25/2037 ^		4,042	2,128
Structured Asset Securities Corp. Mortgage Loan Trust
0.444% due 09/25/2036 (i)		27,300	21,997
Taberna Preferred Funding Ltd.
0.654% due 02/05/2037		54,699	47,041
0.684% due 08/05/2036 ^		25,648	18,723
Trapeza CDO LLC
1.306% due 01/20/2034		28,975	24,049
Trapeza CDO Ltd.
1.293% due 07/15/2034		35,000	28,000
Wachovia Mortgage Loan Trust
0.884% due 10/25/2035		8,000	6,087
Wells Fargo Home Equity Asset-Backed Securities Trust
0.524% due 05/25/2036		5,000	4,040

Total Asset-Backed Securities (Cost $1,989,201)			2,027,039

SOVEREIGN ISSUES 3.4%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	1,425	1,374
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	28,988	5,926
10.000% due 01/01/2025		19,184	3,547
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.000% due 08/15/2050		372,495	79,130
Costa Rica Government International Bond
7.000% due 04/04/2044 (i)		$3,513	3,127
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	347,000	2,444
4.500% due 07/03/2017		310,000	2,183
4.750% due 04/17/2019	EUR	1,900	1,858

Total Sovereign Issues (Cost $171,924)			99,589

	SHARES
COMMON STOCKS 0.1%
FINANCIALS 0.1%
TIG FinCo PLC (g)		2,651,537	2,687

Total Common Stocks (Cost $3,931)			2,687

SHORT-TERM INSTRUMENTS 5.0%
REPURCHASE AGREEMENTS (h) 2.9%			87,100

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.200% due 01/27/2016		$3,100	3,099

U.S. TREASURY BILLS 2.0%
0.115% due 11/12/2015 - 02/11/2016 (d)(i)(k)(m)	59,193	59,191

Total Short-Term Instruments (Cost $149,371)		149,390

Total Investments in Securities (Cost $5,151,149)		4,942,382

Total Investments 166.7% (Cost $5,151,149)		$4,942,382
Financial Derivative Instruments (j)(l) (0.2%) (Cost or Premiums, net $110)		(5,155)
Other Assets and Liabilities, net (66.5%)		(1,971,668)

Net Assets Applicable to Common Shareholders 100.0%		$2,965,559

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Payment in-kind bond security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon bond.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC 8.500% due 08/08/2019	08/07/2014	39,265	36,075	1.22
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	23,200	24,461	0.82
TIG FinCo PLC	04/02/2015	3,931	2,687	0.09

		$66,396	$63,223	2.13%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
IND	0.220%	09/30/2015	10/01/2015	$9,100	U.S. Treasury Notes 1.500% due 05/31/2020	$(9,289)	$9,100	$9,100
NOM	0.270	09/30/2015	10/01/2015	78,000	U.S. Treasury Notes 1.750% due 09/30/2022	(79,783)	78,000	78,001

Total Repurchase Agreements						$(89,072)	$87,100	$87,101

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	(1.000%)	09/09/2015	09/08/2017		$(988)	$(989)
	(0.200)	08/04/2015	08/03/2017		(5,131)	(5,133)
	0.250	05/06/2015	05/05/2017		(37,276)	(37,314)
	0.650	07/06/2015	10/06/2015		(5,148)	(5,156)
	0.900	08/11/2015	11/12/2015		(3,555)	(3,560)
	0.900	08/27/2015	11/30/2015		(5,318)	(5,323)
	0.950	07/23/2015	10/23/2015		(681)	(682)
	1.013	05/18/2015	11/18/2015		(4,055)	(4,071)
	1.197	06/26/2015	12/22/2015		(394)	(395)
	1.400	09/16/2015	12/16/2015		(8,087)	(8,092)
	1.634	07/01/2015	10/01/2015		(6,342)	(6,368)
	1.639	07/16/2015	10/16/2015		(21,410)	(21,485)
	1.644	07/27/2015	10/27/2015		(24,101)	(24,174)
	1.651	08/05/2015	11/04/2015		(16,036)	(16,078)
	1.654	08/04/2015	11/04/2015		(27,718)	(27,792)
	1.682	09/08/2015	12/08/2015		(10,229)	(10,240)
	1.682	09/11/2015	12/11/2015		(6,319)	(6,325)
	1.900	06/30/2015	04/04/2016		(11,970)	(12,029)
	1.900	07/07/2015	04/04/2016		(15,088)	(15,160)
	1.905	04/22/2015	10/21/2015		(61,755)	(62,284)
	2.125	05/14/2015	11/14/2016		(20,027)	(20,082)
	2.129	09/25/2015	03/25/2016		(6,263)	(6,265)
	2.131	03/23/2015	09/26/2016		(2,600)	(2,614)
	2.131	03/25/2015	09/26/2016		(13,291)	(13,362)
	2.134	10/01/2015	04/01/2016		(6,342)	(6,342)
	2.169	09/22/2015	09/22/2016		(4,838)	(4,841)
BPG	0.580	08/10/2015	11/10/2015		(5,479)	(5,484)
	0.900	09/25/2015	10/27/2015		(8,573)	(8,574)
	0.940	07/17/2015	01/19/2016		(8,359)	(8,376)
	1.759	09/29/2015	10/27/2015		(9,262)	(9,263)
	1.768	08/20/2015	11/30/2015		(8,568)	(8,586)
	1.781	03/23/2015	03/22/2016		(53,250)	(53,263)
	1.788	06/10/2015	12/10/2015		(5,439)	(5,470)
	1.792	06/12/2015	12/11/2015		(13,588)	(13,663)
	1.870	08/17/2015	02/17/2016		(10,226)	(10,250)
	2.349	08/20/2015	08/19/2016		(19,883)	(19,937)
	2.349	08/21/2015	08/19/2016		(12,363)	(12,396)
BPS	0.850	09/07/2015	10/07/2015	GBP	(1,568)	(2,373)
	0.950	09/09/2015	11/09/2015		(1,367)	(2,069)
BRC	(1.000)	07/15/2015	12/31/2017		(532)	(806)
	0.600	07/17/2015	10/19/2015		$(4,286)	(4,291)
	0.750	07/14/2015	10/14/2015		(3,458)	(3,464)
	0.800	08/05/2015	11/05/2015		(10,309)	(10,322)
	0.800	08/11/2015	11/12/2015		(3,692)	(3,696)
	0.850	07/16/2015	10/16/2015		(1,553)	(1,556)
	0.850	08/17/2015	11/17/2015		(662)	(663)
	0.880	08/11/2015	11/12/2015		(3,821)	(3,826)
	0.900	09/11/2015	12/11/2015		(4,352)	(4,354)
	0.950	07/06/2015	10/06/2015		(14,566)	(14,599)
	0.950	07/17/2015	10/19/2015		(35,708)	(35,780)
	0.950	07/23/2015	10/23/2015		(745)	(746)
	0.950	09/21/2015	12/21/2015		(1,578)	(1,578)
CFR	0.950	09/24/2015	11/25/2015	EUR	(805)	(900)
	1.200	08/28/2015	10/26/2015	GBP	(13,632)	(20,646)
DBL	0.450	07/16/2015	10/16/2015	EUR	(7,793)	(8,716)
	1.150	07/27/2015	10/27/2015	GBP	(6,823)	(10,343)
	1.500	09/24/2015	12/24/2015		(2,990)	(4,524)
DEU	0.950	07/21/2015	10/21/2015		$(7,790)	(7,805)
	0.950	09/11/2015	12/11/2015		(2,231)	(2,232)
	1.000	09/04/2015	12/04/2015		(7,839)	(7,845)
GSC	1.648	09/03/2015	10/05/2015		(52,264)	(52,331)
JML	0.400	08/03/2015	11/03/2015	EUR	(917)	(1,026)
	0.500	08/03/2015	11/03/2015		(2,776)	(3,105)
	0.850	09/09/2015	10/06/2015		$(2,935)	(2,937)
	0.950	09/01/2015	10/05/2015		(8,089)	(8,095)
	0.950	09/04/2015	10/06/2015		(11,097)	(11,105)
	0.950	09/09/2015	10/06/2015		(1,278)	(1,279)
	0.950	10/05/2015	11/03/2015		(8,600)	(8,600)
	1.050	09/11/2015	10/23/2015		(3,755)	(3,757)
	1.050	09/14/2015	10/19/2015		(6,239)	(6,242)
RBC	0.860	05/20/2015	11/20/2015		(16,120)	(16,172)
RDR	0.520	09/15/2015	10/14/2015		(11,921)	(11,924)
	0.650	09/09/2015	12/09/2015		(3,472)	(3,473)
	0.760	06/04/2015	12/04/2015		(2,863)	(2,870)
	0.900	07/14/2015	01/14/2016		(3,747)	(3,754)
	0.900	07/15/2015	12/22/2015		(460)	(461)
	0.920	07/16/2015	01/19/2016		(5,002)	(5,012)
	0.940	08/04/2015	02/04/2016		(5,506)	(5,514)
	0.980	08/20/2015	02/22/2016		(505)	(506)
	1.150	09/28/2015	03/28/2016		(1,364)	(1,364)
	1.400	04/07/2015	10/07/2015		(12,024)	(12,107)
	1.416	05/21/2015	11/23/2015		(20,461)	(20,568)
	1.450	07/08/2015	12/08/2015		(5,672)	(5,691)
	1.540	09/08/2015	03/08/2016		(8,485)	(8,493)
	1.698	06/30/2015	04/11/2016		(33,689)	(33,837)
RTA	0.649	09/08/2015	10/02/2015		(8,365)	(8,368)
	0.860	05/06/2015	11/06/2015		(1,784)	(1,790)
	0.860	08/05/2015	11/19/2015		(24,716)	(24,750)
	0.895	07/02/2015	01/04/2016		(10,807)	(10,831)
	0.900	06/30/2015	12/15/2015		(3,878)	(3,887)
	0.940	08/03/2015	02/03/2016		(9,243)	(9,257)
	0.940	08/04/2015	02/04/2016		(7,668)	(7,680)
	0.980	08/20/2015	02/22/2016		(14,195)	(14,211)
	0.985	10/02/2015	04/01/2016		(8,408)	(8,408)
	1.005	09/23/2015	03/23/2016		(3,729)	(3,730)
	1.355	04/21/2015	10/22/2015		(39,002)	(39,241)
	1.363	05/18/2015	11/18/2015		(15,208)	(15,286)
	1.363	05/19/2015	11/19/2015		(12,231)	(12,294)
	1.616	03/24/2015	03/24/2016		(27,934)	(28,173)
	1.616	03/25/2015	03/25/2016		(28,108)	(28,348)
	1.619	04/13/2015	04/13/2016		(10,728)	(10,810)
	1.622	03/23/2015	03/23/2016		(22,785)	(22,982)
	1.623	04/02/2015	04/04/2016		(32,387)	(32,653)
	1.624	04/01/2015	04/01/2016		(9,899)	(9,981)
	1.631	05/26/2015	04/25/2016		(47,616)	(47,892)
	1.640	03/20/2015	03/21/2016		(7,356)	(7,421)
	1.640	08/21/2015	03/21/2016		(9,637)	(9,655)
	1.660	05/14/2015	05/16/2016		(14,117)	(14,208)
	1.670	06/05/2015	06/03/2016		(20,970)	(21,085)
	1.678	06/01/2015	05/31/2016		(8,343)	(8,390)
	1.698	07/20/2015	07/19/2016		(2,597)	(2,606)
	1.716	06/16/2015	06/15/2016		(11,605)	(11,664)
	1.717	06/17/2015	06/16/2016		(22,791)	(22,906)
	1.725	06/17/2015	06/16/2016		(24,457)	(24,581)
	1.732	07/27/2015	07/26/2016		(10,626)	(10,660)
	1.734	08/06/2015	08/05/2016		(7,510)	(7,530)
	1.757	08/06/2015	08/05/2016		(14,005)	(14,043)
RYL	0.400	07/29/2015	11/04/2015	EUR	(3,707)	(4,144)
	0.700	07/16/2015	10/16/2015		(6,391)	(7,152)
	0.950	08/12/2015	11/12/2015	GBP	(7,281)	(11,029)
SOG	0.650	08/18/2015	11/18/2015	EUR	(1,098)	(1,228)
	0.680	08/14/2015	10/14/2015		$(8,371)	(8,379)
	0.680	08/17/2015	10/19/2015		(2,477)	(2,479)
	0.730	08/17/2015	10/19/2015		(4,285)	(4,289)
	0.740	08/12/2015	10/29/2015		(1,570)	(1,572)
	0.740	08/13/2015	10/29/2015		(1,464)	(1,465)
	0.750	07/20/2015	10/20/2015		(12,700)	(12,719)
	0.750	08/12/2015	11/12/2015		(6,963)	(6,970)
	0.760	08/21/2015	11/23/2015		(8,306)	(8,313)
	0.780	07/13/2015	10/13/2015		(27,783)	(27,831)
	0.780	07/16/2015	10/16/2015		(2,751)	(2,756)
	0.780	07/28/2015	10/28/2015		(807)	(808)
	0.780	08/05/2015	11/05/2015		(774)	(775)
	0.780	08/10/2015	10/20/2015		(10,708)	(10,720)
	0.780	08/10/2015	11/10/2015		(5,350)	(5,356)
	0.780	08/24/2015	10/23/2015		(9,437)	(9,445)
	0.790	08/21/2015	11/23/2015		(1,399)	(1,400)
	0.790	08/27/2015	11/30/2015		(3,683)	(3,686)
	0.820	08/24/2015	10/28/2015		(9,133)	(9,141)
	0.820	08/24/2015	11/24/2015		(6,359)	(6,364)
	0.820	08/27/2015	11/30/2015		(6,369)	(6,374)
	0.820	09/10/2015	12/10/2015		(7,960)	(7,964)
	0.850	08/24/2015	11/24/2015		(11,998)	(12,009)
	1.724	04/07/2015	10/07/2015		(9,437)	(9,517)
	1.733	06/17/2015	12/17/2015		(45,786)	(46,020)
	1.736	06/19/2015	12/17/2015		(6,329)	(6,361)
	2.044	07/28/2015	07/28/2016		(23,258)	(23,344)
	2.045	07/27/2015	07/26/2016		(22,232)	(22,315)
	2.086	06/12/2015	06/10/2016		(8,390)	(8,398)
UBS	0.650	07/23/2015	10/23/2015	EUR	(5,068)	(5,670)
	0.750	08/24/2015	11/17/2015		$(2,036)	(2,038)
	0.800	07/15/2015	10/15/2015		(6,840)	(6,852)
	0.800	08/11/2015	11/12/2015		(2,643)	(2,646)
	0.800	08/13/2015	11/13/2015		(6,089)	(6,096)
	0.800	09/28/2015	12/23/2015		(2,991)	(2,991)
	0.850	07/14/2015	10/14/2015		(21,097)	(21,136)
	0.850	07/20/2015	10/20/2015		(3,420)	(3,426)
	0.850	07/23/2015	10/23/2015		(3,703)	(3,709)
	0.850	08/07/2015	11/09/2015		(11,480)	(11,495)
	0.850	08/13/2015	11/12/2015		(552)	(553)
	0.850	08/26/2015	11/30/2015		(9,186)	(9,194)
	0.850	09/14/2015	10/15/2015		(9,636)	(9,640)
	0.900	08/04/2015	11/04/2015		(500)	(501)
	0.900	08/07/2015	11/09/2015		(12,879)	(12,897)
	0.900	08/10/2015	11/10/2015		(4,904)	(4,910)
	0.900	08/17/2015	11/17/2015		(7,601)	(7,610)
	0.900	08/26/2015	11/30/2015		(6,785)	(6,791)
	0.900	09/10/2015	12/10/2015		(2,252)	(2,253)
	0.950	07/16/2015	10/16/2015	GBP	(3,100)	(4,699)
	0.950	09/08/2015	10/08/2015		(2,903)	(4,395)
	1.000	04/16/2015	10/16/2015		$(9,269)	(9,312)
	1.000	07/23/2015	10/23/2015	GBP	(1,601)	(2,427)
	1.000	07/28/2015	01/28/2016		$(29,780)	(29,834)
	1.000	08/24/2015	11/24/2015		(7,665)	(7,673)
	1.000	09/24/2015	10/26/2015	GBP	(9,699)	(14,675)
	1.050	07/16/2015	10/16/2015		(3,820)	(5,793)
	1.150	08/28/2015	02/29/2016		$(8,647)	(8,656)
	1.540	08/18/2015	11/18/2015	GBP	(40,254)	(61,009)
	1.676	10/01/2015	01/04/2016		$(18,869)	(18,869)
	1.690	03/24/2015	01/04/2016		(21,572)	(21,765)

Total Reverse Repurchase Agreements						$(1,959,934)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $2,106,671 at a weighted average interest rate of 1.277%.

(i)	Securities with an aggregate market value of $2,433,993 and cash of $16,838 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$138,699	$4,049	$(6,410)	$489	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	102,200	$10,646	$5,900	$0	$(25)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		46,900	(8,407)	(6,736)	0	(17)
Pay	3-Month USD-LIBOR	2.250	06/17/2020		$1,271,600	60,709	23,859	0	(894)
Pay	3-Month USD-LIBOR	2.000	03/20/2023		171,000	2,844	3,514	0	(145)
Pay	3-Month USD-LIBOR	2.500	12/16/2025		137,100	5,356	4,366	0	(136)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		401,600	(16,103)	(35,667)	1,238	0
Pay	6-Month AUD-BBR-BBSW	3.631	03/06/2019	AUD	150,000	5,134	5,134	275	0
Pay	6-Month AUD-BBR-BBSW	3.635	03/06/2019		175,000	6,005	6,005	321	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		41,800	1,708	672	222	0

						$67,892	$7,047	$2,056	$(1,217)

Total Swap Agreements						$71,941	$637	$2,545	$(1,217)

(k)	Securities with an aggregate market value of $42,831 and cash of $27,902 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2015	GBP	68		$104	$1	$0
	11/2015		$1,629	EUR	1,465	9	0
CBK	10/2015		4,916	AUD	7,046	29	0
	10/2015		2,107	GBP	1,371	0	(33)
	11/2015	AUD	7,046		$4,908	0	(29)
	11/2015	EUR	93,801		102,792	103	(2,190)
	12/2015	MXN	6,828		397	0	(5)
DUB	10/2015	BRL	401,819		101,140	0	(214)
	10/2015		$100,598	BRL	401,819	974	(218)
	11/2015	BRL	372,751		$92,105	0	(886)
GLM	10/2015	GBP	156		241	5	0
	11/2015		$1,366	AUD	1,894	0	(40)
HUS	10/2015	EUR	9,741		$11,101	216	0
JPM	10/2015	BRL	401,819		111,612	10,258	0
	10/2015	GBP	1,241		1,900	23	0
	10/2015		$101,140	BRL	401,819	214	0
	11/2015	EUR	170		$189	0	(1)
	11/2015		$1,545	GBP	1,016	0	(8)
MSB	10/2015	JPY	658,822		$5,481	0	(11)
	10/2015		$5,486	JPY	658,822	6	0
	11/2015	JPY	658,822		$5,488	0	(6)
NAB	10/2015	AUD	7,046		5,023	77	0
SCX	10/2015	GBP	46,985		72,956	1,880	0
	10/2015		$87,736	GBP	57,895	0	(156)
	11/2015	GBP	57,895		$87,723	156	0
	11/2015		$1,191	AUD	1,697	0	(2)
UAG	10/2015	GBP	10,816		$16,671	310	0
	11/2015		$2,523	EUR	2,257	2	(1)

Total Forward Foreign Currency Contracts						$14,263	$(3,800)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	4.292%	$10,000	$(876)	$(161)	$0	$(1,037)
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	4.516	500	(75)	3	0	(72)
	Russia Government International Bond	1.000	06/20/2024	3.749	2,300	(223)	(208)	0	(431)
	Russia Government International Bond	1.000	09/20/2024	3.756	1,000	(102)	(90)	0	(192)
BPS	Petrobras International Finance Co.	1.000	03/20/2019	10.460	20,000	(1,735)	(3,504)	0	(5,239)
BRC	Russia Government International Bond	1.000	06/20/2019	3.268	1,700	(105)	(28)	0	(133)
	Russia Government International Bond	1.000	06/20/2024	3.749	4,900	(574)	(344)	0	(918)
	Russia Government International Bond	1.000	09/20/2024	3.756	1,000	(83)	(109)	0	(192)
CBK	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2019	4.292	15,000	(1,276)	(279)	0	(1,555)
	Navient Corp.	5.000	09/20/2020	6.580	200	(3)	(9)	0	(12)
	Russia Government International Bond	1.000	06/20/2019	3.268	7,900	(489)	(127)	0	(616)
	Russia Government International Bond	1.000	06/20/2024	3.749	3,900	(434)	(297)	0	(731)
	Russia Government International Bond	1.000	09/20/2024	3.756	2,600	(226)	(272)	0	(498)
GST	Chesapeake Energy Corp.	5.000	06/20/2019	12.216	100	(6)	(13)	0	(19)
	Chesapeake Energy Corp.	5.000	09/20/2020	12.616	100	(10)	(14)	0	(24)
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	4.516	2,100	(318)	16	0	(302)
	Petrobras Global Finance BV	1.000	09/20/2020	10.372	1,120	(163)	(211)	0	(374)
	Petrobras International Finance Co.	1.000	03/20/2019	10.460	15,000	(1,295)	(2,635)	0	(3,930)
	Russia Government International Bond	1.000	06/20/2019	3.268	3,300	(204)	(53)	0	(257)
	Russia Government International Bond	1.000	03/20/2020	3.374	300	(56)	27	0	(29)
	Russia Government International Bond	1.000	06/20/2020	3.403	200	(27)	7	0	(20)
	Russia Government International Bond	1.000	06/20/2024	3.749	400	(45)	(30)	0	(75)
HUS	Russia Government International Bond	1.000	09/20/2024	3.756	593	(81)	(33)	0	(114)
JPM	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2019	4.292	15,000	(1,295)	(260)	0	(1,555)
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2020	4.562	6,800	(958)	(76)	0	(1,034)
	Russia Government International Bond	1.000	06/20/2024	3.749	700	(64)	(67)	0	(131)
MYC	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2019	4.292	10,000	(876)	(161)	0	(1,037)
	Russia Gvernment International Bond	1.000	12/20/2020	3.451	100	(12)	1	0	(11)

						$(11,611)	$(8,927)	$0	$(20,538)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$11,939	$(2,577)	$369	$0	$(2,208)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	3-Month USD-LIBOR	2.350%	02/18/2021		$1,280,000	$7,131	$4,408	$11,539	$0
	Pay	3-Month USD-LIBOR	2.900	02/18/2026		264,800	1,837	1,051	2,888	0
FBF	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	550,000	(277)	(11,373)	0	(11,650)
GLM	Pay	1-Year BRL-CDI	12.230	01/04/2021		250,000	(156)	(5,140)	0	(5,296)
	Pay	3-Month USD-LIBOR	2.900	02/18/2026		$460,000	3,620	1,398	5,018	0
MYC	Pay	3-Month USD-LIBOR	2.350	02/18/2021		366,200	2,143	1,158	3,301	0

							$14,298	$(8,498)	$22,746	$(16,946)

Total Swap Agreements							$110	$(17,056)	$22,746	$(39,692)

(m)	Securities with an aggregate market value of $30,284 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$145,098	$2,461	$147,559
Corporate Bonds & Notes
Banking & Finance	0	252,189	197,988	450,177
Industrials	0	481,053	23,417	504,470
Utilities	0	243,586	4,651	248,237
Municipal Bonds & Notes
Illinois	0	2,667	0	2,667
Iowa	0	1,600	0	1,600
New Jersey	0	0	7,397	7,397
West Virginia	0	12,765	0	12,765
U.S. Government Agencies	0	28,574	0	28,574
U.S. Treasury Obligations	0	16,185	0	16,185
Mortgage-Backed Securities	58,933	1,185,113	0	1,244,046
Asset-Backed Securities	0	2,024,357	2,682	2,027,039
Sovereign Issues	0	99,589	0	99,589
Common Stocks
Financials	0	0	2,687	2,687
Short-Term Instruments
Repurchase Agreements	0	87,100	0	87,100
Short-Term Notes	0	3,099	0	3,099
U.S. Treasury Bills	0	59,191	0	59,191

Total Investments	$58,933	$4,642,166	$241,283	$4,942,382

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,545	0	2,545
Over the counter	0	37,009	0	37,009
	$0	$39,554	$0	$39,554

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,217)	0	(1,217)
Over the counter	0	(43,492)	0	(43,492)
	$0	$(44,709)	$0	$(44,709)

Totals	$58,933	$4,637,011	$241,283	$4,937,227

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 06/30/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$12,437	$0	$0	$11	$0	$(24)	$0	$(9,963)	$2,461	$96
Corporate Bonds & Notes
Banking & Finance	211,030	0	(708)	(29)	(22)	(12,283)	0	0	197,988	(12,848)
Industrials	23,392	0	0	7	0	18	0	0	23,417	18
Utilities	4,636	0	0	0	0	15	0	0	4,651	15
Municipal Bonds & Notes
New Jersey	6,972	0	(40)	(1)	0	466	0	0	7,397	466
Mortgage-Backed Securities	33,505	279	(29,437)	3	(4)	49	0	(4,395)	0	(46)
Asset-Backed Securities	2,855	0	(156)	(1)	(1)	(15)	0	0	2,682	(6)
Common Stocks
Financials	2,666	0	0	0	0	21	0	0	2,687	21

	$297,493	$279	$(30,341)	$(10)	$(27)	$(11,753)	$0	$(14,358)	$241,283	$(12,284)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$2,461	Other Valuation Techniques (2)	—	—
Corporate Bonds & Notes
Banking & Finance	197,988	Proxy Pricing	Base Price	100.00 - 107.25
Industrials	23,417	Proxy Pricing	Base Price	100.00
Utilities	4,651	Proxy Pricing	Base Price	101.34
Municipal Bonds & Notes
New Jersey	7,397	Proxy Pricing	Base Price	107.50
Asset-Backed Securities	2,682	Proxy Pricing	Base Price	106.00
Common Stocks
Financials	2,687	Other Valuation Techniques (2)	—	—

Total	$241,283

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PCILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Credit Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PIMCO Dynamic Credit Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Credit Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of the period end of the Subsidiary (amounts in thousands†).

Date of Formation	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
03/07/2013	$2,965,559	$0	0.0%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Fund is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Any assets or liabilities categorized as Level 1 or 2 as of period end that have been transferred between Levels 1 and 2 since the prior period are due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the

NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Manager’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$5,151,250	$113,266	$(322,134)	$(208,868)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RDR	RBC Capital Markets
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RTA	Bank of New York Mellon Corp.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank
CFR	Credit Suisse Securities (Europe) Ltd.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	NAB	National Australia Bank Ltd.	UBS	UBS Securities LLC
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar	JPY	Japanese Yen

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD %	Interest Rate To Be Determined When Loan Settles
BBSW	Bank Bill Swap Reference Rate

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Credit Income Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 24, 2015